DISCONTINUED OPERATIONS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Accounts receivable	$ 10,863
Inventory	150,117
Other current assets	186,093
Non-current assets
Assets held for sale	808,649
Current liabilities
Accounts payable	355,652
ICA and other taxes payable	(14,923)
Advances from clients	$ (195,344)
Liabilities held for sale		$ 180,014
Discontinued Operations [Member]
Current Assets
Accounts receivable		60,523
Inventory		330,632
Recoverable IVA taxes and credits		98,493
Other current assets		169,564
Total current assets		659,212
Non-current assets
Plant and equipment, net		228,103
Intangibles, net		82,417
Investment		3,000
Other assets		10,373
Total non-current assets		323,893
Assets held for sale		983,105
Current liabilities
Accounts payable		40,136
ICA and other taxes payable		18,969
Advances from clients		120,909
Liabilities held for sale		$ 180,014